Related party disclosures - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2019	Aug. 31, 2019	Aug. 16, 2019	May 31, 2019	May 07, 2019	Oct. 30, 2018	Sep. 27, 2018	Apr. 30, 2016	Apr. 27, 2016	Apr. 30, 2015	Apr. 14, 2015
BPI France Participation – Fonds Large Venture
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)	10.00%
2015 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount												$ 12,000,000
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount		$ 4,500,000									$ 12,000,000
Fair value of convertible note	$ 26,100,000
2016 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount							$ 1,000,000	$ 6,000,000		$ 7,160,000
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount									$ 6,000,000.0
2019-1 notes
Disclosure of transactions between related parties [line items]
Notional amount						$ 3,000,000.0
2019-1 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount					$ 3,000,000.0
2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount				$ 5,000,000.0
2019-2 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount			$ 5,000,000.0